NEW AGE ALPHA TRUST

AVDR US LargeCap Leading ETF

AVDR US LargeCap ESG ETF

AVDR Quality High Yield Corporate Bond ETF

(collectively, the “Funds”)

Supplement dated December 30, 2020 to the Prospectus and Statement of Additional Information (“SAI”) dated December 28, 2020

This Supplement provides new and additional information beyond that in, and should be read in conjunction with, the Funds’ Prospectus and SAI

The following Funds are currently offered for sale:

AVDR US LargeCap Leading ETF

AVDR US LargeCap ESG ETF

The following Fund has not commenced operations and is not currently offered for sale:

AVDR Quality High Yield Corporate Bond ETF

Each Fund is a series of New Age Alpha Trust.

This Supplement and the Funds’ Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference.